Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 24, 2021
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2021
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Feb. 28, 2021
MainStay MacKay Common Stock Fund (Prospectus Summary) | MainStay MacKay Common Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSOAX
MainStay MacKay Common Stock Fund (Prospectus Summary) | MainStay MacKay Common Stock Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSSX
MainStay MacKay Common Stock Fund (Prospectus Summary) | MainStay MacKay Common Stock Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPBX
MainStay MacKay Common Stock Fund (Prospectus Summary) | MainStay MacKay Common Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGOCX
MainStay MacKay Common Stock Fund (Prospectus Summary) | MainStay MacKay Common Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSOIX
MainStay MacKay Common Stock Fund (Prospectus Summary) | MainStay MacKay Common Stock Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSORX
MainStay MacKay Common Stock Fund (Prospectus Summary) | MainStay MacKay Common Stock Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSOSX
MainStay MacKay Common Stock Fund (Prospectus Summary) | MainStay MacKay Common Stock Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSDX
MainStay MAP Equity Fund (Prospectus Summary) | MainStay MAP Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPAX
MainStay MAP Equity Fund (Prospectus Summary) | MainStay MAP Equity Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSMIX
MainStay MAP Equity Fund (Prospectus Summary) | MainStay MAP Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPBX
MainStay MAP Equity Fund (Prospectus Summary) | MainStay MAP Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMPCX
MainStay MAP Equity Fund (Prospectus Summary) | MainStay MAP Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUBFX
MainStay MAP Equity Fund (Prospectus Summary) | MainStay MAP Equity Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPRX
MainStay MAP Equity Fund (Prospectus Summary) | MainStay MAP Equity Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPRRX
MainStay MAP Equity Fund (Prospectus Summary) | MainStay MAP Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMAPX
MainStay MAP Equity Fund (Prospectus Summary) | MainStay MAP Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMPDX
MainStay Winslow Large Cap Growth Fund (Prospectus Summary) | MainStay Winslow Large Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLAAX
MainStay Winslow Large Cap Growth Fund (Prospectus Summary) | MainStay Winslow Large Cap Growth Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLINX
MainStay Winslow Large Cap Growth Fund (Prospectus Summary) | MainStay Winslow Large Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLABX
MainStay Winslow Large Cap Growth Fund (Prospectus Summary) | MainStay Winslow Large Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLACX
MainStay Winslow Large Cap Growth Fund (Prospectus Summary) | MainStay Winslow Large Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLAIX
MainStay Winslow Large Cap Growth Fund (Prospectus Summary) | MainStay Winslow Large Cap Growth Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLRRX
MainStay Winslow Large Cap Growth Fund (Prospectus Summary) | MainStay Winslow Large Cap Growth Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLRTX
MainStay Winslow Large Cap Growth Fund (Prospectus Summary) | MainStay Winslow Large Cap Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLGRX
MainStay Winslow Large Cap Growth Fund (Prospectus Summary) | MainStay Winslow Large Cap Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLRSX
MainStay Winslow Large Cap Growth Fund (Prospectus Summary) | MainStay Winslow Large Cap Growth Fund | SIMPLE CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLRMX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSEAX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINNX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINEX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIECX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSIIX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIERX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIRRX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIFRX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIFDX
MainStay MacKay Common Stock Fund (Prospectus Summary) | MainStay MacKay Common Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSOAX
MainStay MacKay Common Stock Fund (Prospectus Summary) | MainStay MacKay Common Stock Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSSX
MainStay MacKay Common Stock Fund (Prospectus Summary) | MainStay MacKay Common Stock Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPBX
MainStay MacKay Common Stock Fund (Prospectus Summary) | MainStay MacKay Common Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGOCX
MainStay MacKay Common Stock Fund (Prospectus Summary) | MainStay MacKay Common Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSOIX
MainStay MacKay Common Stock Fund (Prospectus Summary) | MainStay MacKay Common Stock Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSORX
MainStay MacKay Common Stock Fund (Prospectus Summary) | MainStay MacKay Common Stock Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSOSX
MainStay MacKay Common Stock Fund (Prospectus Summary) | MainStay MacKay Common Stock Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSDX
MainStay MAP Equity Fund (Prospectus Summary) | MainStay MAP Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPAX
MainStay MAP Equity Fund (Prospectus Summary) | MainStay MAP Equity Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSMIX
MainStay MAP Equity Fund (Prospectus Summary) | MainStay MAP Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPBX
MainStay MAP Equity Fund (Prospectus Summary) | MainStay MAP Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMPCX
MainStay MAP Equity Fund (Prospectus Summary) | MainStay MAP Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUBFX
MainStay MAP Equity Fund (Prospectus Summary) | MainStay MAP Equity Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPRX
MainStay MAP Equity Fund (Prospectus Summary) | MainStay MAP Equity Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPRRX
MainStay MAP Equity Fund (Prospectus Summary) | MainStay MAP Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMAPX
MainStay Winslow Large Cap Growth Fund (Prospectus Summary) | MainStay Winslow Large Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLAAX
MainStay Winslow Large Cap Growth Fund (Prospectus Summary) | MainStay Winslow Large Cap Growth Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLINX
MainStay Winslow Large Cap Growth Fund (Prospectus Summary) | MainStay Winslow Large Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLABX
MainStay Winslow Large Cap Growth Fund (Prospectus Summary) | MainStay Winslow Large Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLACX
MainStay Winslow Large Cap Growth Fund (Prospectus Summary) | MainStay Winslow Large Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLAIX
MainStay Winslow Large Cap Growth Fund (Prospectus Summary) | MainStay Winslow Large Cap Growth Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLRRX
MainStay Winslow Large Cap Growth Fund (Prospectus Summary) | MainStay Winslow Large Cap Growth Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLRTX
MainStay Winslow Large Cap Growth Fund (Prospectus Summary) | MainStay Winslow Large Cap Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLGRX
MainStay Winslow Large Cap Growth Fund (Prospectus Summary) | MainStay Winslow Large Cap Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLRSX
MainStay Winslow Large Cap Growth Fund (Prospectus Summary) | MainStay Winslow Large Cap Growth Fund | SIMPLE CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLRMX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSEAX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINNX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINEX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIECX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSIIX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIERX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIRRX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIFRX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIFDX
MainStay Candriam Emerging Markets Debt Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHAX
MainStay Candriam Emerging Markets Debt Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Debt Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHHX
MainStay Candriam Emerging Markets Debt Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Debt Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHBX
MainStay Candriam Emerging Markets Debt Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Debt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHYCX
MainStay Candriam Emerging Markets Debt Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Debt Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHIX
MainStay Candriam Emerging Markets Debt Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Debt Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHDX
MainStay MacKay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Corporate Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHCAX
MainStay MacKay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Corporate Bond Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHHIX
MainStay MacKay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Corporate Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKHCX
MainStay MacKay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Corporate Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYHCX
MainStay MacKay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Corporate Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHYIX
MainStay MacKay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Corporate Bond Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHHRX
MainStay MacKay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Corporate Bond Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHYRX
MainStay MacKay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Corporate Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHYTX
MainStay MacKay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Corporate Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHYSX
MainStay MacKay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Corporate Bond Fund | SIMPLE CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHHSX
MainStay MacKay Unconstrained Bond Fund (Prospectus Summary) | MainStay MacKay Unconstrained Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MASAX
MainStay MacKay Unconstrained Bond Fund (Prospectus Summary) | MainStay MacKay Unconstrained Bond Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSYDX
MainStay MacKay Unconstrained Bond Fund (Prospectus Summary) | MainStay MacKay Unconstrained Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MASBX
MainStay MacKay Unconstrained Bond Fund (Prospectus Summary) | MainStay MacKay Unconstrained Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSICX
MainStay MacKay Unconstrained Bond Fund (Prospectus Summary) | MainStay MacKay Unconstrained Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSDIX
MainStay MacKay Unconstrained Bond Fund (Prospectus Summary) | MainStay MacKay Unconstrained Bond Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSIRX
MainStay MacKay Unconstrained Bond Fund (Prospectus Summary) | MainStay MacKay Unconstrained Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSDJX
MainStay MacKay Unconstrained Bond Fund (Prospectus Summary) | MainStay MacKay Unconstrained Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSYEX
MainStay MacKay U.S. Infrastructure Bond Fund (Prospectus Summary) | MainStay MacKay U.S. Infrastructure Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVAX
MainStay MacKay U.S. Infrastructure Bond Fund (Prospectus Summary) | MainStay MacKay U.S. Infrastructure Bond Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVNX
MainStay MacKay U.S. Infrastructure Bond Fund (Prospectus Summary) | MainStay MacKay U.S. Infrastructure Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSGX
MainStay MacKay U.S. Infrastructure Bond Fund (Prospectus Summary) | MainStay MacKay U.S. Infrastructure Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVCX
MainStay MacKay U.S. Infrastructure Bond Fund (Prospectus Summary) | MainStay MacKay U.S. Infrastructure Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGOIX
MainStay MacKay U.S. Infrastructure Bond Fund (Prospectus Summary) | MainStay MacKay U.S. Infrastructure Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVDX
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTBAX
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKINX
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKTBX
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFCX
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | Class C2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTSPX
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTBIX
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTBDX
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMAXX
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKTXX
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKMXX
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCXX
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | SIMPLE CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIPXX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRAX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTINX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKTRX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCTRX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTOIX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTXRX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTXVX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTODX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | SIMPLE CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTISX
MainStay MacKay Convertible Fund (Prospectus Summary) | MainStay MacKay Convertible Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCOAX
MainStay MacKay Convertible Fund (Prospectus Summary) | MainStay MacKay Convertible Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCINX
MainStay MacKay Convertible Fund (Prospectus Summary) | MainStay MacKay Convertible Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSVX
MainStay MacKay Convertible Fund (Prospectus Summary) | MainStay MacKay Convertible Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCCVX
MainStay MacKay Convertible Fund (Prospectus Summary) | MainStay MacKay Convertible Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCNVX
MainStay MacKay Convertible Fund (Prospectus Summary) | MainStay MacKay Convertible Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCNDX
MainStay Candriam Emerging Markets Debt Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHAX
MainStay Candriam Emerging Markets Debt Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Debt Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHHX
MainStay Candriam Emerging Markets Debt Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Debt Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHBX
MainStay Candriam Emerging Markets Debt Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Debt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHYCX
MainStay Candriam Emerging Markets Debt Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Debt Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHIX
MainStay MacKay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Corporate Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHCAX
MainStay MacKay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Corporate Bond Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHHIX
MainStay MacKay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Corporate Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKHCX
MainStay MacKay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Corporate Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYHCX
MainStay MacKay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Corporate Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHYIX
MainStay MacKay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Corporate Bond Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHHRX
MainStay MacKay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Corporate Bond Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHYRX
MainStay MacKay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Corporate Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHYTX
MainStay MacKay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Corporate Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHYSX
MainStay MacKay High Yield Corporate Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Corporate Bond Fund | SIMPLE CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHHSX
MainStay MacKay Unconstrained Bond Fund (Prospectus Summary) | MainStay MacKay Unconstrained Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MASAX
MainStay MacKay Unconstrained Bond Fund (Prospectus Summary) | MainStay MacKay Unconstrained Bond Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSYDX
MainStay MacKay Unconstrained Bond Fund (Prospectus Summary) | MainStay MacKay Unconstrained Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MASBX
MainStay MacKay Unconstrained Bond Fund (Prospectus Summary) | MainStay MacKay Unconstrained Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSICX
MainStay MacKay Unconstrained Bond Fund (Prospectus Summary) | MainStay MacKay Unconstrained Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSDIX
MainStay MacKay Unconstrained Bond Fund (Prospectus Summary) | MainStay MacKay Unconstrained Bond Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSIRX
MainStay MacKay Unconstrained Bond Fund (Prospectus Summary) | MainStay MacKay Unconstrained Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSDJX
MainStay MacKay Unconstrained Bond Fund (Prospectus Summary) | MainStay MacKay Unconstrained Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSYEX
MainStay MacKay U.S. Infrastructure Bond Fund (Prospectus Summary) | MainStay MacKay U.S. Infrastructure Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVAX
MainStay MacKay U.S. Infrastructure Bond Fund (Prospectus Summary) | MainStay MacKay U.S. Infrastructure Bond Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVNX
MainStay MacKay U.S. Infrastructure Bond Fund (Prospectus Summary) | MainStay MacKay U.S. Infrastructure Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSGX
MainStay MacKay U.S. Infrastructure Bond Fund (Prospectus Summary) | MainStay MacKay U.S. Infrastructure Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVCX
MainStay MacKay U.S. Infrastructure Bond Fund (Prospectus Summary) | MainStay MacKay U.S. Infrastructure Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGOIX
MainStay MacKay U.S. Infrastructure Bond Fund (Prospectus Summary) | MainStay MacKay U.S. Infrastructure Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVDX
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTBAX
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKINX
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKTBX
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFCX
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | Class C2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTSPX
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTBIX
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTBDX
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMAXX
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKTXX
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKMXX
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCXX
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund | SIMPLE CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIPXX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRAX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTINX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKTRX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCTRX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTOIX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTXRX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTXVX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTODX
MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund | SIMPLE CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTISX
MainStay MacKay Convertible Fund (Prospectus Summary) | MainStay MacKay Convertible Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCOAX
MainStay MacKay Convertible Fund (Prospectus Summary) | MainStay MacKay Convertible Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCINX
MainStay MacKay Convertible Fund (Prospectus Summary) | MainStay MacKay Convertible Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSVX
MainStay MacKay Convertible Fund (Prospectus Summary) | MainStay MacKay Convertible Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCCVX
MainStay MacKay Convertible Fund (Prospectus Summary) | MainStay MacKay Convertible Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCNVX